UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22781

Goldman Sachs Trust II

(Exact name of registrant as specified in charter)

71 South Wacker Drive,

Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Copies to:
Caroline Kraus	Geoffrey R.T. Kenyon, Esq.
Goldman, Sachs & Co.	Dechert LLP
200 West Street	100 Oliver Street
New York, New York 10282	40th Floor
Boston, MA 02110-2605

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: December 31

Date of reporting period: June 30, 2013

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Goldman Sachs Funds

Semi-Annual Report	June 30, 2013

Multi-Manager Alternatives Fund

Goldman Sachs Multi-Manager Alternatives Fund

TABLE OF CONTENTS

Principal Investment Strategies and Risks	1

Portfolio Management Discussion and Performance Summaries	3

Schedules of Investments	9

Financial Statements	17

Financial Highlights	20

Notes to Financial Statements	22

Other Information	36

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Principal Investment Strategies and Risks

This is not a complete list of risks that may affect the Fund. For additional information concerning the risks applicable to the Funds, please see the Fund’s Prospectus.

The Goldman Sachs Multi-Manager Alternatives Fund allocates its assets among multiple investment managers (“Underlying Managers”) who are unaffiliated with the Investment Adviser and who employ one or more non-traditional and alternative investment strategies. A strategy implemented by an Underlying Manager and/or the use of quantitative models to implement that strategy may fail to produce the intended results. Different investment styles (e.g., “alternative”) tend to shift in and out of favor, and at times the Fund may underperform other funds that invest in similar asset classes. The Fund’s equity investments are subject to market risk, which means that the value of the securities in which it invests may go up or down in response to the prospects of individual companies, particular sectors and/or general economic conditions. The securities of mid- and small-capitalization companies involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements. At times, the Fund may be unable to sell certain of its illiquid investments without a substantial drop in price, if at all. The Fund’s investments in fixed income securities and loans are subject to the risks associated with debt securities generally, including credit, interest rate, liquidity, call and extension risk. Foreign and emerging market investments may be more volatile and less liquid than investments in U.S. securities and will be subject to the risks of currency fluctuations and adverse economic or political developments. Derivative instruments may involve a high degree of financial risk, including the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument; the risk of default by a counterparty; and liquidity risk. Over-the-counter transactions are subject to less government regulation and supervision. The Fund is subject to the risks associated with short selling of securities, which involves leverage of the Fund’s assets and presents various other risks. The Fund may have a high rate of portfolio turnover, which involves correspondingly greater expenses which must be borne by the Fund, and is also likely to result in short-term capital gains taxable to shareholders. The Fund’s investments in other pooled investment vehicles subject it to additional expenses. The Fund is “non-diversified” and may invest more of its assets in fewer issuers than “diversified” funds. Accordingly, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio and to greater losses resulting from these developments.

The Alternative Investment Manager Strategies (AIMS) Group also manages additional pooled vehicles which have similar investment strategies to those of the Fund that are not offered to retail investors and are not registered under the Investment Company Act of 1940, as amended (the “Act”). Because these vehicles are not registered under the Act, they (i) are subject to fewer regulatory restraints than the Fund (e.g., fewer trading constraints), (ii) may invest with managers other than the Fund’s Underlying Managers, (iii) may employ strategies that are not subject to the same constraints as the Fund, and (iv) may perform differently than the Fund, despite their similar strategies.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

What Differentiates Goldman Sachs’ Multi-Manager Alternatives Fund Investment Process?

The Goldman Sachs Multi-Manager Alternatives Fund seeks long-term growth of capital by allocating its assets to underlying managers who employ a range of alternative and non-traditional investment strategies. The Fund benefits from the dedicated expertise of GSAM’s alternative investment team that has a legacy dating back to 19691 and a team of over 275 people located in 10 offices globally.2

■	We have over 100 alternative investment professionals[3] dedicated to manager selection

■	We employ a rigorous due diligence process to evaluate manager’s skill, strategy, and team and continually monitor managers after an investment is made

■	Our Investment Committee process includes an independent “Devil’s advocate” to promote fluid debate and intense examination of each manager

■	We combine “top down” market and economic environment considerations with “bottom up” manager-specific factors

■	We incorporate judgment and quantitative tools to determine the appropriate investment size in each manager

■	The process is continual with ongoing re-balancing and active management to optimize diversification

■	We have over 40 professionals[3] focused on alternative investment risk management and operational diligence

■	We consider risk management an all-encompassing and real time discipline

■	Our dedicated strategists leverage our proprietary risk management systems to continually monitor risk

[1]	In June 1997, The Goldman Sachs Group, Inc. (GSG, Inc.) acquired the assets and business of Commodities Corporation, which GSG, Inc. subsequently renamed Goldman Sachs Hedge Fund Strategies LLC in December 2004.

[2]	As of June 2013.

[3]	As of July 2013.

The portfolio risk management process includes an effort to monitor and manage risk, but does not imply low risk. Diversification does not protect an investor from market risk and does not ensure a profit.

PORTFOLIO RESULTS

Goldman Sachs Multi-Manager Alternatives Fund

Investment Objective

The Fund seeks long-term growth of capital.

Portfolio Management Discussion and Analysis

Below, the Goldman Sachs Alternative Investments & Manager Selection Group discusses the Goldman Sachs Multi-Manager Alternatives Fund’s (the “Fund”) performance and positioning for period from its inception on April 30, 2013 through June 30, 2013 (the “Reporting Period”).

Q	How did the Fund perform during the Reporting Period?

A	During the Reporting Period, the Fund’s Class A, Class C, Institutional, Class IR and Class R Shares generated cumulative total returns of -1.40%, -1.60%, -1.40%, -1.40% and -1.50%, respectively. These returns compare to the 0.01% cumulative total return of the Fund’s benchmark, the BofA Merrill Lynch U.S. Dollar 3-Month U.S. Treasury Bill Index (the “Index”) during the same time period.

It	should be noted that references to the Fund’s benchmark are for informational purposes only, and unless otherwise noted, are not an indication of how the Fund is managed. The use of the Index as the Fund’s benchmark does not imply the Fund is being managed like cash and does not imply low risk or low volatility.

To	compare, the MSCI World Index (net), not the Fund’s benchmark but designed to measure the equity market performance of developed markets, had a cumulative total return of -2.38% during the Reporting Period. Similarly not benchmarks of the Fund, the Barclays U.S. Aggregate Bond Index, designed to measure the broad U.S. investment grade fixed income market, and the Barclays U.S. Corporate High Yield Bond Index, designed to measure the U.S. non-investment grade fixed-rate debt market, had cumulative total returns of -3.33% and -3.02%, respectively, during the Reporting Period. It should be noted that references to the MSCI World Index (net), the Barclays U.S. Aggregate Bond Index and the Barclays U.S. Corporate High Yield Bond Index are for informational purposes only, and unless otherwise noted, are not an indication of how the Fund is managed.

Q	What economic and market factors most influenced the financial markets as a whole during the Reporting Period?

A	The Fund was launched on April 30, 2013. From late May 2013 through the end of June 2013, global markets experienced dislocations, in many cases reversing gains accumulated through the first five months of the year.

In	late May, public statements regarding the potential time frame over which the U.S. Federal Reserve (the “Fed”) might begin to “taper” quantitative easing sparked increases in U.S. interest rates and a sell-off in asset prices globally. At the same time, emerging market assets, both equities and debt, came under pressure, partly due to signs of slowing economic growth in China but also in reaction to political unrest in key markets, such as Turkey and Brazil.

Q	What key factors were responsible for the Fund’s performance during the Reporting Period?

A	Broadly speaking, “tapering” concerns weighed on equity and fixed income markets, negatively impacting performance for equity, corporate credit and emerging market positions in the Fund. More specifically, the Fund’s performance during the Reporting Period can be attributed primarily to the performance of the Fund’s Underlying Managers, who are unaffiliated investment managers that employ one or more non-traditional and alternative investment strategies. Following its launch on April 30, 2013, the Fund allocated capital to five Underlying Managers — Ares Management LLC (“Ares”); Brigade Capital Management, LLC (“Brigade”); GAM International Management Limited (“GAM”); Karsch Capital Management, LP (“KCM”); and Lateef Investment Management (“Lateef”). These Underlying Managers represent four strategies — dynamic equity; equity long/short; event driven and credit opportunities; and opportunistic fixed income.

PORTFOLIO RESULTS

Q	Which strategies most significantly affected Fund performance?

A	Of the four strategies employed across five Underlying Managers during the Reporting Period, dynamic equity experienced positive returns, while the other three strategies posted negative returns.

Dynamic	equity strategies generally involve investing in equity instruments, often with a long-term view. Dynamic equity strategies are less likely to track a benchmark than traditional long-only strategies, and dynamic equity managers are less constrained than traditional long-only managers with respect to factors such as position concentration, sector and country weights, style and market capitalization. In the dynamic equity strategy used by the Fund, stock selection was a particularly strong contributor during the Reporting Period. Positive performance within the dynamic equity strategy was particularly driven by stock selection within the health care sector, while positions within the energy sector generated negative returns during the Reporting Period.

Equity	long/short strategies generally involve long and short investing, based on fundamental evaluations, research and various analytical measurements, in equity and equity-related investments. Equity long/short managers may, for example, buy stocks they expect to outperform or they believe are undervalued, and may also sell short stocks they believe will underperform or they believe are overvalued. Long positions benefit from an increase in the price of the underlying instrument or asset class, while short positions benefit from a decrease in that price. The Fund’s equity long/short strategy performed in line with our expectations, especially given difficult market conditions during the Reporting Period. More specifically, the equity long/short strategy experienced slightly negative performance on the long side, with approximately flat performance on the short side during the Reporting Period. From a sector perspective, positions in financials and consumer non-cyclicals were the largest contributors to performance, while positioning within technology and communications detracted.

Event	driven and credit strategies seek to achieve gains from market movements in security prices caused by specific corporate events or changes in perceived relative value. These strategies may include, among others, merger arbitrage, distressed credit, opportunistic credit and value with a catalyst investing styles. The Fund’s event driven and credit opportunities strategies posted negative returns during the Reporting Period, but performed in line with their beta-adjusted exposures to credit markets with both Underlying Managers in these strategies performing relatively in line with each other. (The component of return that is attributable to market risk exposure, rather than manager skill, is referred to as “beta”.) The month of June was particularly challenging for credit strategies, as bond markets were impacted by a widespread sell-off in both interest rates and credit. As such, both Underlying Managers were hurt by corporate high yield bond exposure, which comprised the majority of their portfolios. Bank loans, also a component of their portfolios, produced roughly flat returns during the Reporting Period.

Opportunistic	fixed income strategies seek to deliver positive absolute returns in excess of cash investments regardless of economic cycle (i.e., downturns and upswings) or cyclical credit availability. Opportunistic fixed income managers seek to maintain diversified exposure across various fixed income and floating rate market segments, with a focus on more liquid markets, assessing the relative value across sectors and adjusting portfolio weightings based on opportunity. The Fund’s opportunistic fixed income strategy detracted from its performance during the Reporting Period, mainly due to net long sovereign and corporate bond exposures in both developed and emerging markets. Net long exposure to U.S. Treasuries, on a relative basis, did little to shield against these losses from within the corporate and emerging market bond markets.

Notably,	the Fund’s overall annualized volatility was 6.2% during the Reporting Period, while the overall annualized volatility of the global equity markets, as measured by the MSCI World Index, during the same time period was 13.4% . However, it is important to emphasize the brevity of the Reporting Period since the launch of the Fund.

PORTFOLIO RESULTS

Q	How did the Fund use derivatives and similar instruments during the Reporting Period?

A	The Underlying Managers of the Fund employ derivatives and similar instruments as part of their underlying strategies to hedge market exposure and/or to gain implicit leverage, as constrained by the limitations of the 1940 Act. During the Reporting Period, bond futures, options on bond futures, equity swaps and currency forward contracts were used in the Fund.

Q	Were there any notable changes in the Fund’s allocations during the Reporting Period?

A	As the Fund was launched on April 30, 2013, there were no notable changes to strategic allocations during the Reporting Period. Rather, tactical adjustments were made as market conditions shifted and as capital inflows were invested.

The	Fund launched on April 30, 2013 with initial weights of approximately 25% of total net assets to equity long/short, 20% to dynamic equity, 30% to event driven and credit opportunities and 20% to opportunistic fixed income. The balance of approximately 5% of total net assets was held in cash.

During	the Reporting Period overall, the Fund’s allocations to dynamic equity, equity long/short and opportunistic fixed income strategies increased, and its allocations to the event driven and credit opportunities strategies decreased. Also, the Fund’s allocation to cash decreased during the Reporting Period.

Q	How was the Fund positioned at the end of the Reporting Period?

A	At the end of the Reporting Period, the Fund was allocated approximately 21.4% of total net assets in the dynamic equity strategy, 28.4% in the equity long/short strategy, 26.0% in the event driven and credit opportunities strategies, 21.3% in the opportunistic fixed income strategy and 3% in cash.

By	Underlying Manager, the Fund was allocated approximately 12.8% of total net assets to Ares, 13.1% to Brigade, 21.3% to GAM, 28.4% to KCM, 21.4% to Lateef and 3% in cash.

Q	What is your strategy for the Fund going forward?

A	The alternative investment strategies represented in the Fund aim to deliver positive absolute returns across a variety of market environments by using active portfolio management and alternative investment strategies. This enhanced flexibility may enable us to provide investors with positive absolute returns in a variety of market conditions and with significant diversification benefits.

FUND BASICS

Multi-Manager Alternatives Fund

as of June 30, 2013

PERFORMANCE REVIEW
April 30, 2013– June 30, 2013	Fund Total Return (based on NAV)[1]	BofA Merrill Lynch U.S. Dollar 3-Month U.S. Treasury Bill Index[2]
Class A	-1.40%	0.01%
Class C	-1.60	0.01
Institutional	-1.40	0.01
Class IR	-1.40	0.01
Class R	-1.50	0.01

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The BofA Merrill Lynch US 3-Month Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding Treasury Bill that matures closest to, but not beyond, three months from the rebalancing date. To qualify for selection, an issue must have settled on or before the month-end rebalancing date. While the index will often hold the Treasury Bill issued at the most recent 3-month auction, it is also possible for a seasoned 6-month Bill to be selected.

STANDARDIZED TOTAL RETURNS[3]
For the period ended 6/30/13	Since Inception	Inception Date
Class A	-6.81%	4/30/13
Class C	-2.58	4/30/13
Institutional	-1.40	4/30/13
Class IR	-1.40	4/30/13
Class R	-1.50	4/30/13

[3]	The Standardized Average Annual Total Returns are cumulative total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.50% for Class A Shares and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional, Class IR and Class R Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.goldmansachsfunds. com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND BASICS

EXPENSE RATIOS[4]
	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)
Class A	2.55%	3.28%
Class C	3.30	4.03
Institutional	2.15	2.88
Class IR	2.30	3.03
Class R	2.80	3.53

[4]	The expense ratios of the Fund, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations) are as set forth above according to the most recent publicly available Prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights in this report. The Fund’s waivers and/or expense limitations will remain in place through at least April 30, 2014, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Fund’s Board of Trustees. If these arrangements are discontinued in the future, the expense ratios may change without shareholder approval.

FUND COMPOSITION (%)
As of June 30, 2013

The percentage shown for each investment category reflects the value of investments in that category as a percentage of the Fund’s market value. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

TOP TEN HOLDINGS AS OF 6/30/13[5]
Holding	% of Net Assets	Line of Business
Express Scripts Holding Co.	1.8%	Health Care Providers & Services
Stanley Black & Decker, Inc.	1.7	Machinery
EMC Corp.	1.5	Computers & Peripherals
Wynn Resorts Ltd.	1.5	Hotels, Restaurants & Leisure
Viacom, Inc. Class B	1.3	Media
Robert Half International, Inc.	1.3	Professional Services
QUALCOMM, Inc.	1.2	Communications Equipment
Starwood Hotels & Resorts Worldwide, Inc.	1.2	Hotels, Restaurants & Leisure
Yahoo!, Inc.	1.1	Internet Software & Services
Hospira, Inc.	1.1	Pharmaceuticals

[5]	The top 10 holdings may not be representative of the Fund’s future investments.

FUND BASICS

SUBADVISOR ALLOCATION (%)
As of June 30, 2013
Karsch Capital Management, LP	28.4
Lateef Investment Management, L.P.	21.4
GAM International Management Limited	21.3
Brigade Capital Management, LLC	13.1
Ares Capital Management II LLC	12.8
Cash	3.0

STRATEGY ALLOCATION (%)
As of June 30, 2013

Equity Long/Short Strategies generally involve long and short investing, based on fundamental evaluations, research and various analytical measurements, in equity and equity-related investments. Dynamic Equity Strategies generally are long-biased strategies that are less constrained than traditional long-only managers with respect to factors such as position concentration, sector and country weights, style, and market capitalization. Event Driven and Credit Strategies typically seek to take advantage of corporate events and company-specific catalysts such as bankruptcies, mergers or takeovers. Opportunistic Fixed Income Strategies seek to maintain diversified exposure across various fixed income and floating rate market segments, including, among others, global emerging markets, investment grade and high yield debt markets, convertible bonds, and bank loans.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Schedule of Investments

June 30, 2013 (Unaudited)

Shares	Description	Value

Common Stocks – 31.9%
Aerospace & Defense – 1.2%
1,670	BE Aerospace, Inc.*	$105,343
1,680	Precision Castparts Corp.	379,697
2,735	The Boeing Co.	280,173
340	TransDigm Group, Inc.	53,302

		818,515

Building Products* – 0.4%
11,900	Ply Gem Holdings, Inc.	238,714

Chemicals – 1.3%
4,090	PPG Industries, Inc.	598,817
3,909	The Valspar Corp.	252,795

		851,612

Commercial Services & Supplies – 0.5%
11,300	Tyco International Ltd.	372,335

Communications Equipment – 1.2%
13,759	QUALCOMM, Inc.	840,400

Computers & Peripherals – 1.5%
41,932	EMC Corp.	990,434

Electrical Equipment – 1.0%
16,090	AMETEK, Inc.	680,607

Health Care Providers & Services* – 1.8%
20,097	Express Scripts Holding Co.	1,239,784

Hotels, Restaurants & Leisure – 3.0%
3,550	Starbucks Corp.	232,490
13,102	Starwood Hotels & Resorts Worldwide, Inc.	827,915
7,683	Wynn Resorts Ltd.	983,424

		2,043,829

Internet & Catalog Retail – 1.0%
11,790	Expedia, Inc.	709,168

Internet Software & Services* – 1.1%
30,520	Yahoo!, Inc.	766,357

IT Services – 2.0%
9,209	Accenture PLC Class A	662,680
1,166	MasterCard, Inc. Class A	669,867

		1,332,547

Life Sciences Tools & Services – 1.2%
2,270	Thermo Fisher Scientific, Inc.	192,110
6,440	Waters Corp.*	644,322

		836,432

Machinery – 2.4%
14,468	Stanley Black & Decker, Inc.	1,118,376
8,814	Wabtec Corp.	470,932

		1,589,308

Media – 4.4%
6,780	CBS Corp. Class B	331,339

Common Stocks – (continued)
Media – (continued)
5,200	Liberty Global PLC Class A*	$385,216
9,380	Liberty Global PLC Series C*	636,808
10,145	Scripps Networks Interactive Class A	677,280
13,320	Viacom, Inc. Class B	906,426

		2,937,069

Pharmaceuticals – 2.8%
19,656	Hospira, Inc.*	753,021
13,360	Pfizer, Inc.	374,214
2,380	Shire PLC	75,423
7,295	Shire PLC ADR	693,827

		1,896,485

Professional Services – 1.3%
25,682	Robert Half International, Inc.	853,413

Road & Rail – 1.0%
22,290	Hertz Global Holdings, Inc.*	552,792
1,280	J.B. Hunt Transport Services, Inc.	92,467

		645,259

Software* – 2.2%
8,680	Adobe Systems, Inc.	395,461
8,579	ANSYS, Inc.	627,125
13,400	Autodesk, Inc.	454,796

		1,477,382

Specialty Retail* – 0.3%
3,830	CarMax, Inc.	176,793

Wireless Telecommunication Services – 0.3%
7,515	Vodafone Group PLC ADR	215,981

TOTAL COMMON STOCKS
(Cost $21,495,531)		$21,512,424

Shares	Rate	Value

Preferred Stocks(a) – 0.3%
Consumer Finance – 0.3%
Ally Financial, Inc.
200	7.000%	$190,094
(Cost $199,000)

Principal Amount		Interest Rate	Maturity Date	Value

	Corporate Obligations – 21.8%
	Airlines(b) – 0.2%
	Air France-KLM
EUR	800,000	2.030%	02/15/23	$102,164

	Automotive – 1.0%
	Continental Rubber of America Corp.(a)(c)
	$150,000	4.500	09/15/19	154,500

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

	Corporate Obligations – (continued)
	Automotive – (continued)
	Faurecia
EUR	400,000	3.250%	01/01/18	$116,420
	Gestamp Funding Luxembourg SA(a)(c)
	$350,000	5.625	05/31/20	331,101
	RCI Banque SA(a)
	100,000	3.500	04/03/18	99,508

				701,529

	Banks – 1.7%
	Deutsche Bank AG(c)(d)
	200,000	4.296	05/24/28	184,520
	ING Bank NV(a)
	200,000	1.375	03/07/16	197,628
	JPMorgan Chase Bank NA(c)(d)
EUR	100,000	0.886	05/31/17	125,414
	Royal Bank of Scotland PLC
	$250,000	2.550	09/18/15	254,914
	Santander International Debt SA
GBP	100,000	3.160	12/01/15	151,366
	Standard Bank PLC
	$100,000	8.125	12/02/19	107,750
	Standard Chartered PLC(a)
	150,000	3.850	04/27/15	156,257

				1,177,849

	Building Materials(a)(c) – 0.3%
	Building Materials Corp. of America
	175,000	7.500	03/15/20	186,813

	Chemicals(c) – 0.9%
	Celanese US Holdings LLC
	170,000	4.625	11/15/22	166,175
	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC
	225,000	8.875	02/01/18	229,500
	Styrolution Group GmbH
EUR	100,000	7.625	05/15/16	132,768
	TPC Group, Inc.(a)
	$80,000	8.750	12/15/20	82,000

				610,443

	Construction & Engineering(c) – 0.2%
	Obrascon Huarte Lain SA
EUR	100,000	7.625	03/15/20	135,340

	Consumer Cyclical Services(a)(c) – 0.2%
	APX Group, Inc.
	$115,000	8.750	12/01/20	109,250

	Energy – Exploration & Production – 2.1%
	CNOOC Finance 2012 Ltd.
	300,000	3.875	05/02/22	291,687
	Forest Oil Corp.(a)(c)
	120,000	7.500	09/15/20	112,800
	Halcon Resources Corp.(c)
	305,000	8.875	05/15/21	296,612
	Linn Energy LLC/Linn Energy Finance Corp.(a)(c)
	100,000	6.250	11/01/19	95,500

	Corporate Obligations – (continued)
	Energy – Exploration & Production – (continued)
	Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp.(a)(c)
	$100,000	6.500%	05/15/21	$95,500
	Plains Exploration & Production Co.(c)
	100,000	6.875	02/15/23	106,750
	Range Resources Corp.(c)
	255,000	5.000	03/15/23	247,350
	SandRidge Energy, Inc.(c)
	95,000	7.500	02/15/23	90,725
	Walter Energy, Inc.(a)(c)
	125,000	8.500	04/15/21	99,375

				1,436,299

	Energy – Services(c) – 0.7%
	BP Capital Markets PLC
	100,000	1.375	05/10/18	96,224
	Hiland Partners LP/Hiland Partners Finance Corp.(a)
	150,000	7.250	10/01/20	154,875
	Sea Trucks Group Ltd.(a)
	200,000	9.000	03/26/18	194,000

				445,099

	Entertainment & Leisure(a)(c) – 0.2%
	Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
	150,000	5.250	03/15/21	144,375

	Finance – 1.1%
	Ally Financial, Inc.
	80,000	7.500	09/15/20	92,000
	Compiler Finance Sub, Inc.(a)(c)
	130,000	7.000	05/01/21	126,750
	Icahn Enterprises LP/Icahn Enterprises Finance Corp.(c)
	150,000	8.000	01/15/18	157,500
	Nationstar Mortgage LLC/Nationstar Capital Corp(c)
	75,000	6.500	06/01/22	73,125
	Nomura Holdings, Inc.
	100,000	2.000	09/13/16	98,639
	Provident Funding Associates LP/PFG Finance Corp(a)(c)
	75,000	6.750	06/15/21	74,812
	TRAC Intermodal LLC/TRAC Intermodal Corp.(a)(c)
	55,000	11.000	08/15/19	59,125
	USB Realty Corp.(a)(c)(d)
	100,000	1.424	12/29/49	86,000

				767,951

	Food & Beverage – 1.5%
	B&G Foods, Inc.(c)
	200,000	4.625	06/01/21	191,000
	Carlsberg Breweries A/S
GBP	100,000	7.250	11/28/16	177,871
	Constellation Brands, Inc.(c)
	$50,000	4.250	05/01/23	46,875
	280,000	3.750	05/01/21	261,800
	Heineken NV
GBP	70,000	7.250	03/10/15	116,291

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Principal Amount		Interest Rate		Maturity Date	Value

	Corporate Obligations – (continued)
	Food & Beverage – (continued)
	Smithfield Foods, Inc.(c)
	$180,000	6.625%		08/15/22	$192,600

					986,437

	Gaming(c) – 0.9%
	Ameristar Casinos, Inc.
	300,000	7.500		04/15/21	312,750
	Chester Downs & Marina LLC(a)
	115,000	9.250		02/01/20	110,687
	MTR Gaming Group, Inc.(e)
	110,000	11.500		08/01/19	114,125
	Seneca Gaming Corp.(a)
	50,000	8.250		12/01/18	52,750

					590,312

	Health Care – Medical Products(c) – 0.4%
	Alere, Inc.(a)
	150,000	6.500		06/15/20	146,250
	Biomet, Inc.
	150,000	6.500		08/01/20	154,500

					300,750

	Health Care – Services(c) – 0.5%
	Community Health Systems, Inc.
	150,000	8.000		11/15/19	159,750
	HCA, Inc.
	150,000	6.500		02/15/20	162,375

					322,125

	Home Construction – 0.1%
	D.R. Horton, Inc.
	50,000	2.000		05/15/14	82,969

	Machinery(c) – 0.7%
	Boart Longyear Management Pty Ltd.(a)
	225,000	7.000		04/01/21	211,500
	Dresser-Rand Group, Inc.
	95,000	6.500		05/01/21	97,850
	Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.(a)
	150,000	8.750		02/01/19	144,288

					453,638

	Media – Broadcasting & Radio(c) – 1.0%
	Sinclair Television Group, Inc.
	250,000	5.375		04/01/21	240,000
	Sirius XM Radio, Inc.(a)
	140,000	4.250		05/15/20	130,900
	Univision Communications, Inc.(a)
	75,000	5.125		05/15/23	70,500
	200,000	8.500		05/15/21	212,000

					653,400

	Media – Non Cable – 0.6%
	Nielsen Finance LLC/Nielson Finance Co.(a)(c)
	100,000	4.500		10/01/20	94,500

	Corporate Obligations – (continued)
	Media – Non Cable – (continued)
	Priceline.com, Inc.
	$138,000	1.000%		03/15/18	$160,425
	The McClatchy Co.(a)(c)
	30,000	9.000		12/15/22	31,350
	WPP PLC
GBP	70,000	6.000		04/04/17	120,292

					406,567

	Metals & Mining(c) – 0.3%
	Commercial Metals Co.
	$250,000	4.875		05/15/23	229,375

	Noncaptive – Financial(a)(c) – 0.1%
	Springleaf Finance Corp.
	65,000	6.000		06/01/20	58,338

	Packaging(c) – 0.4%
	Ardagh Packaging Finance PLC
EUR	100,000	7.375		10/15/17	136,680
	Ball Corp.
	$150,000	4.000		11/15/23	138,375
	Reynolds Group Issuer, Inc.
	20,000	5.750		10/15/20	20,100

					295,155

	Pipelines(a)(c) – 0.8%
	Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp.
	250,000	4.750		11/15/21	225,000
	Gibson Energy, Inc.
	239,000	6.750		07/15/21	236,721
	SemGroup LP
	95,000	7.500		06/15/21	95,000

					556,721

	Real Estate – 0.6%
	CB Richard Ellis Services, Inc.(c)
	25,000	5.000		03/15/23	23,625
	Host Hotels & Resorts LP(c)
	100,000	3.750		10/15/23	92,459
	Intu Properties PLC
GBP	100,000	2.500		10/04/18	159,624
	Sabra Health Care LP/Sabra Capital Corp.(c)
	$150,000	5.375		06/01/23	147,000

					422,708

	Retailers – 1.2%
	Burlington Coat Factory Warehouse Corp.(c)
	55,000	10.000		02/15/19	60,500
	Grupo Famsa SAB de CV(a)(c)
	60,000	7.250		06/01/20	59,420
	New Albertsons, Inc.
	15,000	7.750		06/15/26	11,513
	20,000	7.450	(c)	08/01/29	15,600
	20,000	8.000	(c)	05/01/31	15,800
	Next PLC
GBP	200,000	5.875		10/12/16	339,485
	Sonic Automotive, Inc.(a)(c)
	$300,000	5.000		05/15/23	289,500

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

	Corporate Obligations – (continued)
	Retailers – (continued)
	Toys R US, Inc.(c)
	$20,000	10.375%	08/15/17	$20,000

				811,818

	Technology – Hardware(c) – 0.6%
	Advanced Micro Devices, Inc.
	200,000	7.750	08/01/20	194,500
	Amkor Technology, Inc.(a)
	190,000	6.375	10/01/22	185,250

				379,750

	Technology – Software/Services – 0.6%
	Cap Gemini SA
EUR	200,000	3.500	01/01/14	103,923
	Electronic Arts, Inc.
	$7,000	0.750	07/15/16	7,289
	EMC Corp.
	50,000	1.750	12/01/13	73,875
	Equinix, Inc.(c)
	50,000	4.875	04/01/20	49,000
	Nuance Communications, Inc.(a)(c)
	200,000	5.375	08/15/20	195,500

				429,587

	Telecommunications – Cellular(a)(c) – 0.7%
	Sable International Finance Ltd.
	150,000	7.750	02/15/17	155,625
	Softbank Corp.
	150,000	4.500	04/15/20	144,563
	Wind Acquisition Finance SA
	150,000	7.250	02/15/18	151,500

				451,688

	Telecommunications – Satellites(a)(c) – 0.2%
	Unitymedia Hessen GmbH & Co. KG
	150,000	5.500	01/15/23	142,875

	Textiles & Apparel(c) – 0.5%
	Burlington Holdings LLC/Burlington Holding Finance, Inc.(a)(e)
	225,000	9.000	02/15/18	229,500
	Hanesbrands, Inc.
	100,000	8.000	12/15/16	106,000

				335,500

	Transportation – 0.2%
	CHC Helicopter SA(a)(c)
	110,000	9.375	06/01/21	108,900
	DryShips, Inc.
	35,000	5.000	12/01/14	31,084

				139,984

	Utilities – Distribution(c) – 0.4%
	Sabine Pass LNG LP
	250,000	7.500	11/30/16	269,375

	Utilities – Electric(c) – 0.9%
	Calpine Corp.(a)
	150,000	7.500	02/15/21	159,750

	Corporate Obligations – (continued)
	Utilities – Electric(c) – (continued)
	Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.(a)
	$65,000	11.750%	03/01/22	$71,825
	130,000	10.000	12/01/20	142,350
	ION Geophysical Corp.(a)
	50,000	8.125	05/15/18	48,375
	NGG Finance PLC(d)
GBP	100,000	5.625	06/18/73	149,623

				571,923

	TOTAL CORPORATE OBLIGATIONS
	(Cost $15,326,957)			$14,708,107

	Foreign Debt Obligations – 2.8%
	Sovereign – 2.8%
	Hungary Government Bond
	$50,000	4.125%	02/19/18	$48,375
	Korea Finance Corp.
	400,000	4.625	11/16/21	407,514
	Qatar Government Bond
	400,000	5.750	01/20/42	426,000
	Republic of Chile
CLP	45,705,340	3.000	07/01/17	92,529
	Republic of Ireland
EUR	60,000	4.500	04/18/20	81,537
	Republic of Italy
	251,845	1.700	09/15/18	312,669
	150,000	4.500	07/15/15	203,882
	Republic of Portugal
	$100,000	3.500	03/25/15	99,732
	Republic of South Africa
ZAR	1,000,000	6.750	03/31/21	97,247
	United Mexican States
MXN	800,000	10.000	12/05/24	83,559

	TOTAL FOREIGN DEBT OBLIGATIONS
	(Cost $1,951,380)			$1,853,044

	Municipal Debt Obligations – 0.3%
	New Jersey – 0.3%
	Tobacco Settlement Financing Corp. RB Series 1A
	$210,000	4.750%	06/01/34	$167,679
	60,000	5.000	06/01/41	47,762

	TOTAL MUNICIPAL DEBT OBLIGATIONS
	(Cost $235,520)			$215,441

	Senior Term Loans(f) – 5.5%
	Chemicals – 0.4%
	Oxea S.A.R.L.
	$70,000	4.000%	11/22/19	$69,409

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Principal Amount	Interest Rate	Maturity Date	Value

Senior Term Loans(f) – (continued)
Chemicals – (continued)
Teine Energy Ltd.
$199,500	7.500%	05/09/19	$197,006

			266,415

Consumer Products – Household & Leisure – 0.1%
Merlin Entertainment Group
80,000	0.000	07/19/19	79,800

Energy – 0.3%
Pacific Drilling SA
150,000	4.500	06/04/18	149,287
Stallion Oilfield Services Ltd.
75,000	8.000	06/19/18	75,188

			224,475

Energy – Exploration & Production – 0.1%
Rice Energy LLC
99,750	8.500	10/25/18	99,501

Entertainment – 0.4%
WMG Acquisition Corp.
249,999	3.750	07/01/20	247,192

Food & Beverages – 0.1%
MILL US Acquisition LLC
40,000	4.750	05/22/20	39,575

Gaming – 0.1%
Graton Economic Development Authority
100,000	9.000	08/22/18	103,917

Health Care – Medical Products – 0.2%
Carestream Health, Inc.
130,000	4.993	06/07/19	128,134

Health Care – Services – 0.4%
Air Medical Group Holdings, Inc.
250,000	7.625	05/21/18	250,000

Lodging – 0.5%
Four Seasons Holdings, Inc.
350,000	4.250	06/27/20	351,313

Media – Cable – 0.1%
Clear Channel Communications, Inc.
55,000	6.936	01/29/16	50,153

Retailers – 0.7%
Albertsons LLC
207,469	4.750	03/21/16	204,876
Otter Products LLC
150,000	5.250	03/21/16	150,187
Supervalu, Inc.
150,000	5.000	03/21/16	148,854

			503,917

Services Cyclical – Business Services – 0.1%
WCA Waste Systems, Inc.
53,829	4.000	03/23/18	53,695

Senior Term Loans(f) – (continued)
Technology – Software/Services – 1.2%
CompuCom Systems, Inc.
$425,000	4.250%	05/11/20	$417,562
Ion Trading Technologies S.A.R.L.
155,000	8.250	05/22/21	154,613
60,000	4.500	05/22/20	59,600
MModal, Inc.
157,320	7.500	08/15/19	152,699

			784,474

Transportation Services – 0.2%
Atlas Iron Ltd.
79,800	8.750	12/07/17	79,201
State Class Tankers II LLC
90,000	6.750	06/22/20	89,325

			168,526

Utilities – 0.6%
La Frontera Generation LLC
200,000	4.500	09/30/20	198,126
Texas Competitive Electric Holdings Co.
250,000	3.720	10/10/14	178,908

			377,034

TOTAL SENIOR TERM LOANS
(Cost $3,750,356)			$3,728,121

U.S. Treasury Obligations – 2.3%
United States Treasury Bond
$275,000	4.375%	05/15/41	$322,377
United States Treasury Inflation Protected Securities
606,858	0.625	02/15/43	511,278
52,185	0.125	01/15/23	50,644
243,566	1.625	01/15/15	253,423
United States Treasury Notes
350,000	4.250	11/15/17	395,864

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $1,561,396)			$1,533,586

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Contracts	Exercise Rate	Expiration Date	Value

Options Purchased – 0.0%
Options on Futures
Deutsche Bank Securities, Inc. Put-10 Year U.S. Treasury Notes Futures Strike Price 126.5%
1	1.265%	07/26/13	$953
(Cost $1,188)

TOTAL INVESTMENTS – 64.9%
(Cost $44,521,328)			$43,741,770

OTHER ASSETS IN EXCESS OF
LIABILITIES – 35.1%			23,658,087

NET ASSETS – 100.0%			$67,399,857

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*	Non-income producing security.
(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $6,654,980, which represents approximately 9.9% of net assets as of June 30, 2013.
(b)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect at June 30, 2013.
(c)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(d)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2013.
(e)	Pay-in-kind securities.
(f)	Senior Term Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility at June 30, 2013. Senior Term Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

Currency Abbreviations
CLP	—Chilean Peso
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
JPY	— Japanese Yen
MXN	— Mexican Peso
NOK	— Norwegian Krone
PLN	— Polish Zloty
SEK	— Swedish Krona
USD	— U.S. Dollar
ZAR	— South African Rand

Investment Abbreviations:
ADR	— American Depositary Receipt
ETF	— Exchange Traded Fund
RB	— Revenue Bond

ADDITIONAL INVESTMENT INFORMATION

UNFUNDED LOAN COMMITMENTS — At June 30, 2013, the Fund had unfunded loan commitments which could be extended at the option of the borrowers, pursuant to the following loan agreements:

Borrower	Principal Amount	Current Value	Unrealized Gain (Loss)

Entravision Communication Corp., due 05/29/20	$250,000	$246,250	$(3,750)

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY CONTRACTS — At June 30, 2013, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Gain
Barclays Bank PLC	SEK/NOK	08/13/13	$9,698	$298
	USD/MXN	07/12/13	88,731	801
Citibank NA	USD/CLP	07/15/13	94,393	867
	USD/EUR	08/02/13	320,248	9,526
	USD/EUR	08/06/13	326,764	3,024
	USD/GBP	07/05/13	158,173	3,271
	USD/GBP	08/06/13	168,783	3,151
Credit Suisse International (London)	HUF/JPY	07/12/13	60,489	751
	JPY/HUF	07/12/13	58,996	1,493
	USD/EUR	10/04/13	125,012	326
	USD/GBP	07/05/13	333,076	4,831
	USD/GBP	10/04/13	1,096,683	11,454
	USD/HUF	07/12/13	2,245	90
TOTAL				$39,883

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss
Barclays Bank PLC	NOK/SEK	08/13/13	$99,741	$(1,118)
	PLN/SEK	07/22/13	153,938	(3,674)
	USD/EUR	09/04/13	295,073	(2,187)
Citibank NA	USD/EUR	08/21/13	427,037	(4,970)
Credit Suisse International (London)	EUR/USD	07/05/13	127,564	(333)
	EUR/USD	08/06/13	3,255	(20)
	GBP/USD	07/05/13	734,593	(803)
	MXN/USD	07/12/13	188,872	(8,849)
	USD/EUR	07/05/13	127,564	(145)
	USD/GBP	07/05/13	243,343	(1,701)
	USD/ZAR	08/02/13	101,030	(1,322)
TOTAL				$(25,122)

FUTURES CONTRACTS — At June 30, 2013, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)
Ultra Long U.S. Treasury Bonds	(2)	September 2013	$(294,625)	$12,056
5 Year German Euro-Bobl	(1)	September 2013	(162,967)	1,377
10 Year German Euro-Bund	(3)	September 2013	(552,628)	8,085
5 Year U.S. Treasury Notes	(1)	September 2013	(121,047)	1,044
10 Year U.S. Treasury Notes	(9)	September 2013	(1,139,063)	12,536
20 Year Long U.S. Treasury Bonds	(2)	September 2013	(271,687)	(68)
TOTAL				$35,030

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At June 30, 2013, the Fund had the following swap contracts:

TOTAL RETURN SWAP CONTRACTS ON EQUITY INDICES(a)

					Market Value
Counterparty	Referenced Obligation	Notional Amount (000s)	Rate Received (Paid)	Termination Date	Upfront Payments Made (Received)	Unrealized Gain (Loss)
Credit Suisse International (London)	SPDR S&P 500 ETF Trust Index	$1,463	(0.293)%	07/03/2013	$(15,580)	$(1,236)

(a)	The fund receives monthly payments based on any positive monthly return of the Referenced Obligation. The Fund makes payments on any negative monthly return of such Referenced Obligation.

WRITTEN OPTIONS CONTRACTS — At June 30, 2013, the Fund had the following written options:

OPTIONS ON FUTURES CONTRACTS

Counterparty	Description	Contracts	Expiration Date	Strike Price	Market Value	Premiums Received
Deutsche Bank Securities, Inc.	Put-10 Year U.S. Treasury Notes Futures Strike Price 125%	3	07/26/13	1.250%	$(1,781)	$(1,781)
Royal Bank of Scotland PLC	Put-30 Year U.S. Treasury Notes Futures Strike Price 136%	4	07/26/13	1.360%	(6,625)	(3,313)
TOTAL		7			$(8,406)	$(5,094)

WRITTEN OPTIONS CONTRACTS — For the period ended June 30, 2013, the Fund had the following written options activity:

	Contracts	Premiums Received
Contracts Written	21	$9,442
Contracts Bought to Close	(4)	(1,687)
Contracts Exercised	(7)	(1,770)
Contracts Expired	(3)	(891)
Contracts Outstanding June 30, 2013	7	$5,094

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Statement of Assets and Liabilities

June 30, 2013 (Unaudited)

Assets:
Investments, at value (cost $44,521,328)	$43,741,770
Cash	26,223,986
Foreign currency, at value (cost $107,690)	101,752
Receivables:
Fund shares sold	695,329
Investments sold	677,627
Investments sold on an extended settlement basis	644,568
Dividends and interest	273,063
Variation margin on certain derivative contracts(a)	220,045
Reimbursement from investment adviser	153,347
Unrealized gain on forward foreign currency exchange contracts	39,883
Due from broker — upfront payment	22,091
Deferred offering costs	387,689
Total assets	73,181,150

Liabilities:
Payables:
Investments purchased	2,954,514
Investments purchased on an extended settlement basis	2,301,956
Amounts owed to affiliates	196,218
Fund shares redeemed	100,000
Unrealized loss on forward foreign currency exchange contracts	25,122
Upfront payments received on swap contracts	15,580
Written option contracts, at value (premium received $5,094)	8,406
Unrealized loss on Unfunded loan commitment	3,750
Unrealized loss on swap contracts	1,236
Accrued expenses and other liabilities	174,511
Total liabilities	5,781,293

Net Assets:
Paid-in capital	68,322,529
Net investment loss	(52,361)
Net realized loss	(125,651)
Net unrealized loss	(744,660)
NET ASSETS	$67,399,857
Net Assets:
Class A	$243,991
Class C	85,925
Institutional	66,889,337
Class IR	155,971
Class R	24,633
Total Net Assets	$67,399,857
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	24,749
Class C	8,729
Institutional	6,781,446
Class IR	15,812
Class R	2,500
Net asset value, offering and redemption price per share:(b)
Class A	$9.86
Class C	9.84
Institutional	9.86
Class IR	9.86
Class R	9.85

(a)	Includes segregated cash of $34,530 relating to initial margin requirements and collateral on futures transactions.
(b)	Maximum public offering price per share for Class A Shares is $10.43. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value or the original purchase price of the shares.

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Statement of Operations

For the Period Ended June 30, 2013 (Unaudited)(a)

Investment income:
Interest	$98,334
Dividends (net of foreign withholding taxes of $468)	59,186
Total investment income	157,520

Expenses:
Management fees	194,704
Custody, accounting and administrative services	75,372
Amortization of offering costs	77,793
Professional fees	27,000
Trustee fees	19,688
Registration fees	8,308
Printing and mailing costs	8,125
Transfer Agent fees(b)	3,956
Distribution and Service fees(b)	122
Other	45,101
Total expenses	460,169
Less — expense reimbursements	(250,288)
Net expenses	209,881
NET INVESTMENT LOSS	(52,361)

Realized and unrealized gain (loss):
Net realized gain (loss) from:
Investments	(138,256)
Futures contracts	18,008
Written options	(1,693)
Swap contracts	(4,314)
Forward foreign currency exchange contracts	8,605
Foreign currency transactions	(8,001)
Net unrealized gain (loss) on:
Investments	(779,558)
Futures contracts	35,030
Unfunded Loan Commitment	(3,750)
Written options	(3,312)
Swap contracts	(1,236)
Forward foreign currency exchange contracts	14,761
Foreign currency transactions	(6,595)
Net realized and unrealized loss	(870,311)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(922,672)

(a)	Commenced operations on April 30, 2013.
(b)	Class specific Distribution and Service, and Transfer Agent fees were as follows:

Distribution and Service Fees			Transfer Agent Fees
Class A	Class C	Class R	Class A	Class C	Institutional	Class IR	Class R
$67	$34	$21	$51	$7	$3,878	$12	$8

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Statement of Changes in Net Assets

For the Period Ended June 30, 2013 (Unaudited)(a)

From operations:
Net investment loss	$(52,361)
Net realized loss	(125,651)
Net unrealized loss	(744,660)
Net decrease in net assets resulting from operations	(922,672)

From share transactions:
Proceeds from sales of shares	69,149,984
Cost of shares redeemed	(827,455)
Net increase in net assets resulting from share transactions	68,322,529
TOTAL INCREASE	67,399,857

Net assets:
Beginning of period	—
End of period	$67,399,857
Net Investment Loss	$(52,361)

(a)	Commenced operations on April 30, 2013.

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Financial Highlights

Selected Data for a Share Outstanding Throughout the Period

		Loss from investment operations
Year - Share Class	Net asset value, beginning of period	Net investment loss(a)	Net realized and unrealized loss	Total from investment operations
FOR THE PERIOD ENDED JUNE 30, (UNAUDITED)
2013 - A (Commenced April 30, 2013)	$10.00	$(0.01)	$(0.13)	$(0.14)
2013 - C (Commenced April 30, 2013)	10.00	(0.03)	(0.13)	(0.16)
2013 - Institutional (Commenced April 30, 2013)	10.00	(0.01)	(0.13)	(0.14)
2013 - IR (Commenced April 30, 2013)	10.00	(0.01)	(0.13)	(0.14)
2013 - R (Commenced April 30, 2013)	10.00	(0.02)	(0.13)	(0.15)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
(d)	Annualized.

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Net asset value, end of period	Total return(b)	Net assets, end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of total expenses to average net assets		Ratio of net investment loss to average net assets		Portfolio Turnover Rate(c)

$9.86	(1.40)%	$244	2.55	%(d)	4.88	%(d)	(0.63	)%(d)	46%
9.84	(1.60)	86	3.28	(d)	5.85	(d)	(1.80	)(d)	46
9.86	(1.40)	66,889	2.12	(d)	4.45	(d)	(0.53	)(d)	46
9.86	(1.40)	156	2.28	(d)	4.81	(d)	(0.81	)(d)	46
9.85	(1.50)	25	2.76	(d)	5.07	(d)	(1.19	)(d)	46

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Notes to Financial Statements

June 30, 2013 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust II (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust includes the Goldman Sachs Multi-Manager Alternatives Fund (the “Fund”). The Fund is a non-diversified portfolio and currently offers five classes of shares: Class A, Class C, Class IR, Class R and Institutional Shares. The Fund commenced operations on April 30, 2013.

Class A Shares are sold with a front-end sales charge of up to 5.50%. Class C Shares are sold with a contingent deferred sales charge (“CDSC”) of 1.00%, which is imposed on redemptions made within 12 months of purchase. Institutional, Class IR and Class R are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman, Sachs & Co. (“Goldman Sachs”), serves as investment adviser to the Fund pursuant to a management agreement (the “Agreement”) with the Trust. The Fund has investment advisory agreements (the “Advisory Agreements”) with Ares Capital Management II LLC (“Ares”), Brigade Capital Management, LLC (“Brigade”), GAM International Management Limited (“GAM”), Karsch Capital Management, LP (“KCM”) and Lateef Investment Management, L.P. (“Lateef”) who are the Underlying Managers (collectively, the “Subadvisors”). Pursuant to the terms of the Advisory Agreements, the Subadvisors are responsible for making investment decisions and managing the investments of the Fund. The Manager compensates the Subadvisors directly in accordance with the terms of the Advisory Agreements. The Fund is not charged any separate or additional investment advisory fees by the Subadvisors.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions.

A.  Investment Valuation — The Fund’s valuation policy is to value investments at fair value.

B.  Investment Income and Investments — Investment income includes interest income and dividend income, net of any foreign withholding taxes, less any amounts reclaimable. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments.

For derivative contracts, realized gains and losses are recorded upon settlement of the contract. Upfront payments are made or received upon entering into a swap agreement and are reflected as such in the Statement of Assets and Liabilities. Upfront payments are recognized over the contract’s term/event as realized gains or losses, with the exception of forward starting interest rate swaps whose realized gains or losses are recognized from the effective start date. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities and excess or shortfall amounts are recorded as gains or losses. For treasury inflation protected securities (“TIPS”), adjustments to principal due to inflation/deflation are reflected as increases/decreases to interest income with a corresponding adjustment to cost.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

C.  Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), and non-class specific expenses of the Fund are allocated daily based upon the proportion of net assets of each class. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service, and Transfer Agent fees. Non-class specific expenses directly incurred by the Fund are charged to the Fund.

D.  Offering and Organization Costs — Offering costs paid in connection with offering of shares of the Fund are being amortized on a straight-line basis over 12 months from the date of commencement of operations. Organizational costs paid in connection with the organization of the Fund have been borne directly by GSAM.

E.  Federal Taxes and Distributions to Shareholders — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies (mutual funds) and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, the Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on ex-dividend date. Income and capital gains distributions, if any, are declared and paid annually.

Net capital losses are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of the Fund’s distributions may be shown in the accompanying financial statements as either from net investment income, net realized gain or capital. Certain components of the Fund’s net assets on the Statement of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

F.  Foreign Currency Translation — The accounting records and reporting currency of the Fund are maintained in United States (“U.S.”) dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statement of Operations within net change in unrealized gain (loss) on foreign currency transactions. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Trustees have adopted Valuation Procedures that govern the valuation of the portfolio investments held by the Fund, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Fund’s portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A.  Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, equity securities and exchange traded investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Investments in investment companies (other than those that are exchange traded) are valued at the NAV on the valuation date. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates fair value. With the exception of treasury securities, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i.  Senior Term Loans — Senior Term Loans (“Loans”) are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. Loans are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders”). A Fund’s investments in Loans are in the form either participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties (“Assignments”). With respect to Participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. A Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement with respect to Participations.

The Fund may also enter into certain credit arrangements, all or a portion of which may be unfunded. Unfunded loan commitments represent the remaining obligation of a Fund to the borrower. A Fund is obligated to fund these commitments at the borrower’s discretion. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit of a Loan. All Loans and unfunded loan commitments involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower. Loans, including unfunded loan commitments, are marked to market daily using pricing vendor quotations and the change in value, if any, is recorded as an unrealized gain or loss.

ii.  Treasury Inflation Protected Securities —TIPS are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors.

Exchange-traded derivatives, including futures contracts, typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value an OTC derivative depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC derivatives that trade in liquid markets, model inputs

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

can generally be verified and model selection does not involve significant management judgment. OTC derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i.  Forward Foreign Currency Exchange Contracts — In a forward foreign currency contract, a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate.

ii.  Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of the trade or exchange upon which they are traded. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii.  Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on interest rate swap contracts. Options on a futures contract may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv.  Swap Contracts — Swaps are marked-to-market daily using pricing vendor quotations, counterparty prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss.

A total return swap is an agreement that gives a Fund the right to receive the appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, the Fund may also be required to pay the dollar value of that decline to the counterparty.

Short Term Investments — Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are classified as Level 2 of the fair value hierarchy.

B.  Level 3 Fair Value Investments — To the extent that the aforementioned significant inputs are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy outs, ratings downgrades; and bankruptcies.

C.  Fair Value Hierarchy — The following is a summary of the Fund’s investments and derivatives classified in the fair value hierarchy as of June 30, 2013:

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stocks
North and South America	$21,437,001	$—	$—
Other	—	75,423 (a)	—
Preferred Stocks	—	190,094	—
Fixed Income
Corporate Obligations	—	14,708,107	—
Foreign Debt Obligations	516,551	1,336,493	—
Municipal Debt Obligations	—	215,441	—
Senior Term Loans	—	3,342,289	385,832
U.S. Treasury Obligations	1,533,586	—	—
Total	$23,487,138	$19,867,847	$385,832
Liabilities(b)
Unfunded Loan Commitments	$—	$(3,750)	$—

Derivative Type
Assets
Options Purchased	$—	$953	$—
Forward Foreign Currency Exchange Contracts(b)	—	39,883	—
Futures Contracts(b)	35,098	—	—
Total	$35,098	$40,836	$—
Liabilities
Forward Foreign Currency Exchange Contracts(b)	$—	$(25,122)	$—
Futures Contracts(b)	(68)	—	—
Total Return Swap Contracts(b)	—	(1,236)	—
Written Options Contracts	—	(8,406)	—
Total	$(68)	$(34,764)	$—

(a)	To adjust for the time difference between local market close and the calculation of net asset value, the Fund utilizes fair value model prices for international equities provided by an independent fair value service resulting in a Level 2 classification.
(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedule of Investments.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

4. INVESTMENTS IN DERIVATIVES

The following table sets forth, by certain risk types, the gross value of derivative contracts as of June 30, 2013. These instruments were used to meet the Fund’s investment objectives and to obtain and/or manage exposure related to the risks below. The values in the table below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Fund’s net exposure.

Risk	Statement of Assets and Liabilities	Assets	Statement of Assets and Liabilities	Liabilities
Interest Rate	Receivable for unrealized gain on futures variation margin; Investments, at value	$36,051	Payable for unrealized loss on futures variation margin; Options written, at value	$(8,474)
Equity	—	—	Payable for unrealized loss on swap contracts	(1,236)	(a)
Currency	Receivable for unrealized gain on forward foreign currency exchange contracts	39,883	Payable for unrealized loss on forward foreign currency exchange contracts	(25,122)
Total		$75,934		$(34,832)

(a)	Represents the payments to be made pursuant to bilateral agreements should counterparties exercise their “right to terminate” provisions based on, among others, the Fund’s performance, its failure to pay on its obligations or failure to pledge collateral. The amount does not include incremental charges directly associated with the close-out of the agreements. It also does not reflect the fair value of any assets pledged as collateral which, through the daily margining process, substantially offsets the aforementioned amounts and for which the Fund is entitled to a full return.

The following table sets forth, by certain risk types, the Fund’s gains (losses) related to these derivatives and their indicative volumes for the period ended June 30, 2013. These gains (losses) should be considered in the context that these derivative contracts may have been executed to economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statement of Operations:

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Unrealized Gain (Loss)	Average Number of Contracts(a)
Interest rate	Net realized gain (loss) from investments, futures contracts and written options/Net unrealized gain (loss) on investments, futures contracts and written options	$15,142	$31,483	23
Equity	Net realized gain (loss) from swap contracts/Net unrealized gain (loss) on swap contracts	(4,314)	(1,236)	1
Currency	Net realized gain (loss) from forward foreign currency exchange contracts/Net unrealized gain (loss) on forward foreign currency exchange contracts	8,605	14,761	22
Total		$19,433	$45,008	46

(a)	Average number of contracts is based on the average of month end balances for the period ended June 30, 2013.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

4. INVESTMENTS IN DERIVATIVES (continued)

The Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) No. 2011-11: Disclosures about Offsetting Assets and Liabilities (“netting”) on the Statement of Assets and Liabilities that are subject to master netting arrangements or similar agreements. ASU 2011-11 was amended by ASU No. 2013-01, clarifying which investments and transactions are subject to the netting disclosure. The scope of the disclosure requirements is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. This information is intended to enable users of the Fund’s financial statements to evaluate the effect or potential effect of netting arrangements on the Fund’s financial position.

For financial reporting purposes, the Fund does not offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements on the Statement of Assets and Liabilities.

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives, including foreign exchange contracts, and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and receivables to create a single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral and margin requirements differ by type of derivative. Margin requirements are established by the broker or clearing house for exchange-traded and centrally cleared derivatives (financial futures contracts, options and centrally cleared swaps). Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract-specific for OTC derivatives (foreign currency exchange contracts, options and certain swaps). For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately on the Statement of Assets and Liabilities as receivables/payables for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer is required to be made. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. A Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes to be of good standing and by monitoring the financial stability of those counterparties. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to scheduled termination in the event a Fund’s net assets decline by a stated percentage or absolute amount or a Fund fails to meet the terms of its ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

Additionally, the netting of assets and liabilities and the offsetting of collateral pledged or received are based on contractual netting/set-off provisions in the ISDA Master Agreement. However, in the event of a default or insolvency of a counterparty, a court could determine that such rights are not enforceable.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

4. INVESTMENTS IN DERIVATIVES (continued)

The following tables set forth the Fund’s net exposure for derivative instruments that are subject to enforceable master netting arrangements or similar agreements as of June 30, 2013:

Offsetting of Derivatives Assets:
Derivatives	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Over the Counter:
Forward Currency Contracts	$39,883	$—	$39,883
Exchange Traded:
Futures Contracts	220,045	—	220,045
Total	$259,928	$—	$259,928

Derivative Assets and Collateral Received by Counterparty:
		Gross Amounts Available for Offset but Not Netted in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Assets in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount(1)
Barclays Bank PLC	$1,099	$(1,099)	$—	$—
Citibank NA	19,839	(4,970)	—	14,869
Credit Suisse International (London)	18,945	(14,409)	—	4,536
Deutsche Bank Securities, Inc.*	220,045	—	—	220,045
Total	$259,928	$(20,478)	$—	$239,450

*	Exchange Traded Futures — Deutsche Bank Securities, Inc. as Futures Commission Merchant.
(1)	Net amount represents the net amount due from the counterparty in the event of a default based on the contractual set-off rights under the agreement.

Offsetting of Derivatives Liabilities:
Derivatives	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Over the Counter:
Swap Contracts	$1,236	$—	$1,236
Forward Currency Contracts	25,122	—	25,122
Written Options Contracts	8,406	—	8,406
Total	$34,764	$—	$34,764

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

4. INVESTMENTS IN DERIVATIVES (continued)

Derivative Liabilities and Collateral Pledged by Counterparty:
		Gross Amounts Available for Offset but Not Netted in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Liabilities in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount(2)
Barclays Bank PLC	$6,979	$(1,099)	$—	$5,880
Citibank NA	4,970	(4,970)	—	—
Credit Suisse International (London)	14,409	(14,409)	—	—
Deutsche Bank Securities, Inc.	1,781	—	—	1,781
Royal Bank of Scotland PLC	6,625	—	—	6,625
Total	$34,764	$(20,478)	$—	$14,286

(2)	Net amount represents the net amount due to the counterparty in the event of a default based on the contractual set-off rights under the agreement.

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A.  Management Agreement — Under the Agreement, GSAM manages the Fund, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Fund’s business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of the Fund’s average daily net assets.

For the period ended June 30, 2013, the contractual and effective net management fee with GSAM were at the following rates:

Contractual Management Fee Rate
First $2 billion	Next $3 billion	Next $3 billion	Over $8 billion	Effective Management Fee Rate
2.00%	1.80%	1.71%	1.68%	2.00%

B.  Distribution and Service Plans — The Trust, on behalf of the Fund, has adopted Distribution and Service Plans (“Plans”). Under the Plans, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly, for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers, at the following annual rates calculated on the Fund’s average daily net assets of each respective share class:

	Distribution and Service Plan Rates
	Class A*	Class C	Class R*
Distribution Plan	0.25%	0.75%	0.50%
Service Plan	—	0.25	—

*	With respect to Class A and Class R Shares, the Distributor, at its discretion may use compensation for distribution services paid under the Distribution Plan to compensate service organizations for personal and account maintenance services and expenses as long as such total compensation does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

C.  Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Fund pursuant to a Distribution Agreement, may retain a portion of the Class A front end sales charge and Class C Shares’ CDSC. During the period ended June 30, 2013, Goldman Sachs advised that it retained $80 of Class A and did not retain any portion of Class C.

D.  Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Fund for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.19% of the average daily net assets of Class A, Class C, Class IR and Class R Shares; and 0.04% of the average daily net assets of Institutional Shares.

E.  Other Expense Agreements and Affiliated Transactions — GSAM has agreed to limit certain “Other Expense” of the Fund (excluding transfer agent fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, litigation, indemnification, shareholder meeting and other extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of the Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Fund is not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets for the Fund are 0.114%. These Other Expense limitations will remain in place through at least April 30, 2014, and prior to such date, GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Fund has entered into certain offset arrangements with the custodian and the transfer agent, which may result in a reduction of the Fund’s expenses and are received irrespective of the application of the “Other Expense” limitations described above. Such Other Expense reimbursements, if any, are accrued daily and paid monthly and are disclosed in the Statement of Operations for the period ended June 30, 2013.

As of June 30, 2013, the amounts owed to affiliates of the Fund were as follows:

Management Fee	Distribution and Service Fees	Transfer Agent Fees	Total
$194,057	$83	$2,078	$196,218

F.  Other Transactions with Affiliates — As of June 30, 2013, the Goldman Sachs Group (“GSG”), Inc. was the beneficial owner of approximately 11%, 74%, 16% and 100% of Class C, Institutional, Class IR and Class R, respectively of the Fund.

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the period ended June 30, 2013, were $59,714,097 and $15,044,582, respectively. Included in these amounts are the cost of purchases and proceeds from sales and maturities of U.S. Government and agency obligations in the amount of $1,823,575 and $267,083, respectively.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

7. TAX INFORMATION

As of June 30, 2013, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$44,521,328
Gross unrealized gain	395,191
Gross unrealized loss	(1,174,749)
Net unrealized security loss	$(779,558)

8. OTHER RISKS

The Fund’s risks include, but are not limited to, the following:

Foreign Custody Risk — A Fund that invests in foreign securities may hold such securities and foreign currency with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). In some countries, Foreign Custodians may be subject to little or no regulatory oversight or independent evaluation of their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters into bankruptcy. Investments in emerging markets may be subject to greater custody risks than investments in more developed markets. Custody services in emerging market countries are often undeveloped and may be less regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Liquidity Risk — The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Market and Credit Risks — In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Fund may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, be subject to government ownership controls, have delayed settlements and their prices may be more volatile than those of comparable securities in the U.S.

Multi-Manager Approach Risk — The Fund’s performance depends on the ability of the Investment Adviser in selecting, overseeing, and allocating Fund assets to the Underlying Managers. The Underlying Managers’ investment styles may not always be complementary. The Fund’s multi-manager approach may result in the Fund investing a significant percentage of its assets in certain types of investments, which could be beneficial or detrimental to the Fund’s performance depending on the performance of those investments and the overall market environment. The Fund’s Underlying Managers may underperform the market generally

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Notes to Financial Statements (continued)

June 30, 2013 (Unaudited)

8. OTHER RISKS (continued)

or underperform other investment managers that could have been selected for the Fund. Because the Fund’s Underlying Managers may trade with counterparties, prime brokers, clearing brokers or futures commission merchants on terms that are different than those on which the Investment Adviser would trade, and because each Underlying Manager applies its own risk analysis in evaluating potential counterparties for the Fund, the Fund may be subject to greater counterparty risk than if it were managed directly by the Investment Adviser.

Non-Diversification Risk — The Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Shareholder Concentration Risk — Certain funds, accounts, individuals or Goldman Sachs affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Fund’s shares. Redemptions by these entities of their holdings in the Fund may impact the Fund’s liquidity and NAV. These redemptions may also force the Fund to sell securities.

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

10. SUBSEQUENT EVENTS

Subsequent events after the Statement of Assets and Liabilities date have been evaluated through the date the financial statements were issued. GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

GSAM is subject to registration as a commodity pool operator (CPO) under the Commodity Exchange Act with respect to the Fund. The Commodity Futures Trading Commission (CFTC) on August 13, 2013, issued a final rule with respect to certain compliance obligations for CPOs of investment companies registered under the Act that will affect recordkeeping, reporting and disclosure requirements with respect to the Fund. Compliance with these obligations will be required beginning when the Fund files its next post-effective amendment that is an annual update to its registration statement on Form N-1A with the Securities and Exchange Commission.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

11. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	For the Period Ended June 30, 2013 (Unaudited)(a)
	Shares	Dollars

Class A Shares
Shares sold	26,898	$271,907
Shares redeemed	(2,149)	(21,137)
	24,749	250,770
Class C Shares
Shares sold	8,731	86,015
Shares redeemed	(2)	(15)
	8,729	86,000
Institutional Shares
Shares sold	6,863,621	68,611,042
Shares redeemed	(82,175)	(806,283)
	6,781,446	67,804,759
Class IR Shares
Shares sold	15,813	156,010
Shares redeemed	(1)	(10)
	15,812	156,000
Class R Shares
Shares sold	2,501	25,010
Shares redeemed	(1)	(10)
	2,500	25,000
NET INCREASE	6,833,236	$68,322,529

(a)	Commenced operations on April 30, 2013.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Fund Expenses — Two Month Period Ended June 30, 2013 (Unaudited)

As a shareholder of Class A, Class C, Institutional, Class IR or Class R Shares of the Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (with respect to Class A Shares), contingent deferred sales charges on redemptions (with respect to Class C Shares), and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (with respect to Class A, Class C and Class R Shares); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Class A, Class C, Institutional, Class IR or Class R Shares of the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 30, 2013 through June 30, 2013.

Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Multi-Manager Alternatives Fund(a)
Share Class	Beginning Account Value 04/30/13	Ending Account Value 06/30/13		Expenses Paid for the Period ended 06/30/13*
Class A
Actual	$1,000.00	$986.00		$4.30
Hypothetical 5% return	1,000.00	1,004.16	+	4.34
Class C
Actual	1,000.00	984.00		5.53
Hypothetical 5% return	1,000.00	1,002.92	+	5.58
Institutional
Actual	1,000.00	986.00		3.58
Hypothetical 5% return	1,000.00	1,004.89	+	3.61
Class IR
Actual	1,000.00	986.00		3.85
Hypothetical 5% return	1,000.00	1,004.62	+	3.88
Class R
Actual	1,000.00	985.00		4.65
Hypothetical 5% return	1,000.00	1,003.80	+	4.70

*	Expenses for each share class are calculated using the Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the period ended June 30, 2013. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Fund	Class A	Class C	Institutional	Class IR	Class R
Multi-Manager Alternatives	2.55%	3.28%	2.12%	2.28%	2.76%

+	Hypothetical expenses are based on the Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

(a)	Commenced operations on April 30, 2013.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Statement Regarding Basis for Approval of Management Agreements (Unaudited)

Background

The Goldman Sachs Multi-Manager Alternatives Fund (the “Fund”) is a newly-organized investment portfolio of Goldman Sachs Trust II (the “Trust”) that commenced investment operations on April 30, 2013. At a meeting held on April 16, 2013 (the “Meeting”) in connection with the Fund’s launch, the Trustees, including all of the Trustees present who are not parties to the Fund’s investment management agreement or any sub-advisory agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”) approved (i) the investment management agreement (the “Management Agreement”) between the Trust on behalf of the Fund and Goldman Sachs Asset Management, L.P. (the “Investment Adviser”); and (ii) each sub-advisory agreement (each a “Sub-Advisory Agreement” and, collectively with the Management Agreement, the “Agreements”) between the Investment Adviser and each of the Fund’s Sub-Advisers, as defined below, each for a term of two years.

At the Meeting (and/or at prior meetings at which the Fund was discussed) the Trustees reviewed the Management Agreement, including information regarding the terms of the Management Agreement; the nature, extent and quality of the Investment Adviser’s anticipated services; the fees and expenses to be paid by the Fund; a comparison of the Fund’s proposed management fees and anticipated expenses with those paid by other similar mutual funds; the Investment Adviser’s proposal to limit certain expenses of the Fund that exceed a specified level; and potential benefits to be derived by the Investment Adviser and its affiliates from their relationships with the Fund.

In connection with the Meeting, the Trustees received written materials and oral presentations on the topics covered, and were advised by their independent legal counsel regarding their responsibilities under applicable law. In addition, the Investment Adviser and its affiliates provided the Independent Trustees with a written response to a formal request for information sent on behalf of their independent counsel, and each Sub-Adviser provided a response to a request for information sent by the Investment Adviser. In evaluating the Agreements at the Meeting, the Trustees relied upon information included in presentations made by the Investment Adviser (and, with respect to the Sub-Advisory Agreements, materials furnished and presentations made by the Sub-Advisers) and information received at prior Board meetings, as well as on their knowledge of the Investment Adviser resulting from their meetings and other interactions over time, including with respect to other registered funds in the Goldman Sachs fund complex for which they serve as trustees.

Nature, Extent and Quality of the Services Provided Under the Management Agreement and Performance

As part of their review, the Trustees considered the nature, extent and quality of the services to be provided by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services, and the other, non-advisory services that would be provided to the Fund by the Investment Adviser and its affiliates. The Trustees also considered information about the Fund’s structure, investment objective, strategies and other characteristics. In particular, they noted that the Fund would employ a “manager of managers” structure, whereby the Investment Adviser would be responsible for selecting sub-advisers (subject to Board approval), allocating the Fund’s assets among them, and overseeing the Sub-Advisers’ day-to-day management of Fund assets. The Trustees noted the experience and capabilities of the Investment Adviser’s portfolio management team, and other key personnel that would be providing services to the Fund. The Trustees concluded that the Investment Adviser would be able to commit substantial financial and other resources to the Fund. In this regard, the Trustees noted that, although the Fund was new (and therefore had no performance to evaluate), the Investment Adviser had experience managing other funds that employ a “manager of managers” structure and has a team dedicated to sub-adviser oversight. The Trustees also reviewed the sub-adviser oversight process that the Investment Adviser had employed and was expected to employ going forward, which included areas such as investment analytics, risk management and compliance. The Trustees concluded that the Investment Adviser’s management of the Fund likely would benefit the Fund and its shareholders.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Statement Regarding Basis for Approval of Management Agreements (Unaudited) (continued)

Costs of Services to be Provided and Profitability

The Trustees considered the contractual fee rates payable by the Fund under the Management Agreement, payable by the Investment Adviser under each Sub-Advisory Agreement, and the net amount expected to be retained by the Investment Adviser. In this regard, the Trustees considered information on the services to be rendered by the Investment Adviser to the Fund, which include both advisory and non-advisory services directed to the needs and operations of the Fund as a registered mutual fund. The Trustees also reviewed the Fund’s projected total operating expense ratios (both gross and net of expense limitations). They compared the Fund’s projected fees and expenses to similar information for comparable mutual funds advised by other, unaffiliated investment management firms, as well as the peer group and category medians. The comparisons of the Fund’s fee rates and total operating expense ratios were prepared by a third-party provider of mutual fund data. The Trustees concluded that this information was useful in evaluating the reasonableness of the management fees and total expenses expected to be paid by the Fund. The Trustees also considered information regarding fees paid to the Investment Adviser by other funds and accounts with investment objectives and strategies similar to those of the Fund.

In addition, the Trustees considered the Investment Adviser’s undertaking to limit certain expenses of the Fund that exceed a specified level. The Trustees recognized that there was not yet profitability data to evaluate for the Fund, but considered the Investment Adviser’s representations that (i) such data would be provided after the Fund commenced operations, and (ii) the Fund was not expected to be profitable to the Investment Adviser and its affiliates initially.

Economies of Scale

The Trustees considered the proposed breakpoints in the fee rate payable under the Management Agreement at the following annual percentage rates of the average daily net assets of the Fund:

Average Daily Net Assets	Management Fee Annual Rate
First $2 billion	2.00%
Next $3 billion	1.80%
Next $3 billion	1.71%
Over $8 billion	1.68%

The Trustees noted that the breakpoints were meant to share potential economies of scale, if any, with the Fund and its shareholders as assets under management reach those asset levels. The Trustees considered the Fund’s projected asset levels and information comparing fee rates charged by the Investment Adviser with fee rates charged to other funds in the peer group, as well as the Investment Adviser’s undertaking to limit certain expenses of the Fund that exceed a specified level. The Independent Trustees also considered the relationship between the advisory and sub-advisory fee rate schedules. Upon reviewing these matters, the Trustees concluded that the fee breakpoints represented a means of assuring that benefits of scalability, if any, would be passed along to shareholders at the specified asset levels.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Statement Regarding Basis for Approval of Management Agreements (Unaudited) (continued)

Other Benefits to the Investment Adviser and Its Affiliates

The Trustees also considered the other benefits expected to be derived by the Investment Adviser and its affiliates from their relationship with the Fund, including: (a) transfer agency fees received by Goldman, Sachs & Co. (“Goldman Sachs”); (b) the Investment Adviser’s ability to leverage the infrastructure designed to service the Fund on behalf of its other clients; (c) the Investment Adviser’s ability to cross-market other products and services to Fund shareholders; (d) Goldman Sachs’ retention of certain fees as Fund Distributor; (e) the Investment Adviser’s ability to negotiate better pricing with custodians on behalf of its other clients, as a result of the relationship with the Fund; and (f) the possibility that the working relationship between the Investment Adviser and the Fund’s third party service providers (including the Sub-Advisers) may cause those service providers to be open to doing business with other areas of Goldman Sachs.

Other Benefits to the Fund and Its Shareholders

The Trustees also noted that the Fund receives (or is expected to receive) certain potential benefits as a result of its relationship with the Investment Adviser, including: (a) improved servicing and pricing from vendors because of the volume of business generated by the Investment Adviser and its affiliates; (b) the Investment Adviser’s ability to hire and retain qualified personnel, along with certain sub-advisers, to provide services to the Fund because of the reputation of the Goldman Sachs organization; and (c) the Fund’s access to certain affiliated distribution channels.

Approval of the Sub-Advisory Agreements

The Independent Trustees concluded that Sub-Advisory Agreements between the Investment Adviser and each of Ares Capital Management II LLC (“Ares”), Brigade Capital Management, LLC (“Brigade”), GAM International Management Ltd. (“GAM”), Karsch Capital Management, LP (“Karsch”) and Lateef Investment Management, L.P. (“Lateef”) (each a “Sub-Adviser” and together, the “Sub-Advisers”) should be approved. In reaching this determination, they relied on the information provided by the Investment Adviser and each Sub-Adviser. In evaluating the nature, extent and quality of services to be provided by each Sub-Adviser, the Trustees considered information on the respective services provided to the Fund by the Investment Adviser and each Sub-Adviser, including information about each Sub-Adviser’s (a) personnel and compensation structure; (b) track record in managing funds or accounts within its proposed (or similar) investment strategy; (c) policies and procedures in place to address potential conflicts of interest; and (d) compliance program. While the Fund was new, and therefore there was no Fund-related performance information to consider, the Trustees considered the performance of funds and/or accounts managed by each Sub-Adviser with investment objectives and strategies similar to those to be used in managing its respective sleeve of the Fund.

The Trustees reviewed the proposed fee schedule for each Sub-Adviser, including any breakpoints, as well as those of any comparable funds or accounts managed by the Sub-Adviser. They noted that the compensation paid to each Sub-Adviser would be paid by the Investment Adviser, not by the Fund. They also noted that the terms of the Sub-Advisory Agreements were the result of arms’ length negotiations between the Investment Adviser and each Sub-Adviser. The Trustees reviewed the anticipated blended average of all sub-advisory fees to be paid by the Investment Adviser in light of the overall management fee to be paid by the Fund.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Statement Regarding Basis for Approval of Management Agreements (Unaudited) (continued)

After deliberation and consideration of the information provided, the Independent Trustees unanimously concluded that the sub-advisory fees to be paid by the Investment Adviser to each Sub-Adviser were reasonable in light of the services to be provided by each Sub-Adviser and the Fund’s reasonably foreseeable asset levels; that each Sub-Adviser’s management of a sleeve of the Fund would likely benefit the Fund and its shareholders; and that each Sub-Advisory Agreement should be approved and continued for a period of two years.

Conclusion

In connection with their consideration of the Agreements for the Fund at the Meeting, the Trustees gave weight to various factors, but did not identify any particular factor as controlling their decision. After deliberation and consideration of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business judgment, that the investment management and sub-advisory fees were reasonable. The Trustees unanimously concluded that the engagement of the Investment Adviser and each Sub-Adviser likely would benefit the Fund and its shareholders and that the Agreements should be approved with respect to the Fund for a period of two years.

FUNDS PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Investment Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With approximately $739.4 billion in assets under management as of June 30, 2013, Goldman Sachs Asset Management (“GSAM”) has portfolio management teams located around the world and our investment professionals bring firsthand knowledge of local markets to every investment decision. GSAM’s assets under management includes assets managed by Goldman Sachs Asset Management, L.P. and its Investment Advisory Affiliates.

OVERVIEW OF GOLDMAN SACHS FUNDS

Money Market1

Financial Square FundsSM

■	Financial Square Tax-Exempt Funds
■	Financial Square Federal Fund
■	Financial Square Government Fund
■	Financial Square Money Market Fund
■	Financial Square Prime Obligations Fund
■	Financial Square Treasury Instruments Fund
■	Financial Square Treasury Obligations Fund

Fixed Income

Short Duration and Government

■	Enhanced Income Fund
■	High Quality Floating Rate Fund
■	Short Duration Government Fund
■	Short Duration Income Fund
■	Government Income Fund
■	Inflation Protected Securities Fund

Multi-Sector

■	Core Fixed Income Fund
■	Core Plus Fixed Income Fund
■	Global Income Fund
■	Strategic Income Fund
■	World Bond Fund

Municipal and Tax-Free

■	High Yield Municipal Fund
■	Municipal Income Fund
■	Short Duration Tax-Free Fund

Single Sector

■	Investment Grade Credit Fund
■	U.S. Mortgages Fund
■	High Yield Fund
■	High Yield Floating Rate Fund
■	Emerging Markets Debt Fund
■	Local Emerging Markets Debt Fund
■	Dynamic Emerging Markets Debt Fund

Corporate Credit

■	Credit Strategies Fund

Fundamental Equity

■	Growth and Income Fund
■	Small Cap Value Fund
■	Mid Cap Value Fund
■	Large Cap Value Fund
■	Capital Growth Fund
■	Strategic Growth Fund
■	Focused Growth Fund
■	Small/Mid Cap Growth Fund
■	Flexible Cap Growth Fund
■	Concentrated Growth Fund
■	Technology Tollkeeper Fund
■	Growth Opportunities Fund
■	Rising Dividend Growth Fund
■	U.S. Equity Fund
■	Income Builder Fund

Structured Equity

■	Structured Tax-Managed Equity Fund
■	Structured International Tax-Managed Equity Fund
■	U.S. Equity Dividend and Premium Fund
■	International Equity Dividend and Premium Fund

Equity Insights2

■	Small Cap Equity Insights Fund
■	U.S. Equity Insights Fund
■	Small Cap Growth Insights Fund
■	Large Cap Growth Insights Fund
■	Large Cap Value Insights Fund
■	Small Cap Value Insights Fund
■	International Small Cap Insights Fund
■	International Equity Insights Fund
■	Emerging Markets Equity Insights Fund

Fundamental Equity International

■	Strategic International Equity Fund
■	Concentrated International Equity Fund
■	International Small Cap Fund
■	Asia Equity Fund
■	Emerging Markets Equity Fund
■	BRIC Fund (Brazil, Russia, India, China)
■	N-11 Equity Fund
■	China Equity Fund

Select Satellite3

■	Real Estate Securities Fund
■	International Real Estate Securities Fund
■	Commodity Strategy Fund
■	Dynamic Allocation Fund
■	Absolute Return Tracker Fund
■	Managed Futures Strategy Fund
■	MLP Energy Infrastructure Fund
■	Multi-Manager Alternatives Fund
■	Retirement Portfolio Completion Fund
■	Income Strategies Portfolio

Total Portfolio Solutions3

■	Balanced Strategy Portfolio
■	Growth and Income Strategy Portfolio
■	Growth Strategy Portfolio
■	Equity Growth Strategy Portfolio
■	Satellite Strategies Portfolio
■	Enhanced Dividend Global Equity Portfolio
■	Tax Advantaged Global Equity Portfolio

[1]	An investment in a money market fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.
[2]	Effective at the close of business May 3, 2013, the Goldman Sachs Structured Large Cap Growth, Structured Large Cap Value, Structured Small Cap Equity, Structured Small Cap Growth, Structured Small Cap Value, Structured U.S. Equity, Structured Emerging Markets Equity, Structured International Equity and Structured International Small Cap Funds were renamed the Goldman Sachs Large Cap Growth Insights, Large Cap Value Insights, Small Cap Equity Insights, Small Cap Growth Insights, Small Cap Value Insights, U.S. Equity Insights, Emerging Markets Equity Insights, International Equity Insights and International Small Cap Insights Funds respectively.
[3]	Individual Funds within the Total Portfolio Solutions and Select Satellite categories will have various placement on the risk/return spectrum and may have greater or lesser risk than that indicated by the placement of the general Total Portfolio Solutions or Select Satellite category.

Financial Square FundsSM is a registered service mark of Goldman, Sachs & Co.

TRUSTEES Ashok N. Bakhru, Chairman John P. Coblentz, Jr. James A. McNamara Richard P. Strubel	OFFICERS James A. McNamara, President George F. Travers, Principal Financial Officer Caroline L. Kraus, Secretary Scott M. McHugh, Treasurer

GOLDMAN, SACHS & CO. Distributor and Transfer Agent	GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser

Visit our Web site at www.goldmansachsfunds.com to obtain the most recent month-end returns.

Goldman Sachs Asset Management, L.P. 200 West Street, New York, New York 10282

The reports concerning the Fund included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Fund in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Fund, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Fund. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (I) without charge, upon request by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders); and (II) on the Securities and Exchange Commission web site at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (’’SEC’’) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s web site at http://www.sec.gov within 60 days after the Fund’s first and third fiscal quarters. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may also be obtained by calling 1-800-SEC-0330. Form N-Q may be obtained upon request and without charge by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders).

Holdings and allocations shown are as of June 30, 2013 and may not be representative of future investments. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

Economic and market forecasts presented herein reflect our judgment as of the date of this presentation and are subject to change without notice. These forecasts do not take into account the specific investment objectives, restrictions, tax and financial situation or other needs of any specific client. Actual data will vary and may not be reflected here. These forecasts are subject to high levels of uncertainty that may affect actual performance. Accordingly, these forecasts should be viewed as merely representative of a broad range of possible outcomes. These forecasts are estimated, based on assumptions, and are subject to significant revision and may change materially as economic and market conditions change. Goldman Sachs has no obligation to provide updates or changes to these forecasts. Case studies and examples are for illustrative purposes only.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

The portfolio risk management process includes an effort to monitor and manage risk, but does not imply low risk.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus or summary prospectus, if applicable. Investors should consider a Fund’s objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the Prospectus carefully before investing or sending money. The summary prospectus, if available, and the Prospectus contain this and other information about a Fund and may be obtained from your authorized dealer or from Goldman, Sachs & Co. by calling (retail – 1-800-526-7384) (institutional – 1-800-621-2550).

© 2013 Goldman Sachs. All rights reserved. 107388.MF.MED.TMPL/8/2013/MMALTSAR13/253

ITEM 2.	CODE OF ETHICS.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of the Report to Stockholders filed under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1)	The information required by this Item is only required in connection with an annual report on this Form N-CSR.

(a)(2)	Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(b)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Trust II

By:	/s/ James A. McNamara
James A. McNamara
President/Principal Executive Officer
Goldman Sachs Trust II

Date:	August 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James A. McNamara
James A. McNamara
President/Principal Executive Officer
Goldman Sachs Trust II

Date:	August 27, 2013

By:	/s/ George F. Travers
George F. Travers
Principal Financial Officer
Goldman Sachs Trust II

Date:	August 27, 2013